Earnings per share and Equity - Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per share [abstract]
Net profits (losses) for the period attributable to owners of Coincheck Parent, used in calculating basic earnings per share	¥ (4,136)	¥ 355	¥ (5,311)	¥ (1,022)
Net profits (losses) for the period attributable to owners of Coincheck Parent, used in calculating diluted earnings per share	¥ (4,136)	¥ 355	¥ (5,311)	¥ (1,022)
Basic net earnings (losses) per share (in Yen per share)	¥ (21.56)	¥ 2.71	¥ (29.36)	¥ (7.82)
Diluted net earnings (losses) per share (in Yen per share)	¥ (21.56)	¥ 2.64	¥ (29.36)	¥ (7.82)
Weighted-average number of shares, basic (in shares)	191,804,883	130,822,522	180,885,840	130,818,546
Weighted-average number of shares, diluted (in shares)	191,804,883	134,648,307	180,885,840	130,818,546